Financial Instruments	12 Months Ended
Dec. 31, 2024
Financial instruments [Abstract]
Financial Instruments

NOTE 3. FINANCIAL INSTRUMENTS
Schedule P “Categories of Financial Assets and Liabilities”, discloses the measurement categories and fair value hierarchies for financial instruments.
As of the indicated dates, the Group maintains the following portfolios of financial instruments:

Portfolio of Instruments as of 12.31.24	Fair Value through Profit or Loss	Amortized Cost	Fair Value through OCI
Assets
Cash and Due from Banks	—	7,322,813,233	—
Argentine Central Bank’s Notes (*)	2,816,801	—	—
Government Securities (*)	1,495,259,889	—	—
Corporate Securities (*)	139,850,292	—	—
Derivative Financial Instruments	4,517,903	—	—
Other Financial Assets	362,003,761	1,523,168,636	—
Loans and Other Financing	26,974,180	15,594,049,791	—
Other Debt Securities	—	2,367,129,719	2,497,532,441
Financial Assets Pledged as Collateral	18,252,814	1,452,094,178	141,270,393
Investments in Equity Instruments	45,693,300	—	—
Liabilities
Deposits	—	20,231,127,931	—
Liabilities at fair value through profit or loss	9,777,215	—	—
Derivative Financial Instruments	8,329,699	—	—
Repurchase Transactions	—	423,095,210	—
Other Financial Liabilities	—	3,868,112,993	—
Financing Received from the Argentine Central Bank and Other Financial Institutions	—	479,636,814	—
Debt Securities	—	1,096,011,970	—
Subordinated Debt Securities	—	288,917,745	—
(*)    Recorded in Debt Securities at fair value through profit or loss.

Portfolio of Instruments as of 12.31.23	Fair Value through Profit or Loss	Amortized Cost	Fair Value through OCI
Assets
Cash and Due from Banks	—	4,718,751,562	—
Argentine Central Bank’s Bills (*)	—	747,855,732	—
Government Securities (**)	1,354,304,553	—	—
Corporate Securities (**)	61,390,467	—	—
Derivative Financial Instruments	83,434,721	—	—
Repurchase Transactions	—	2,766,551,954	—
Other Financial Assets	116,559,022	304,520,556	—
Loans and Other Financing	—	7,283,530,406	—
Other Debt Securities	—	3,756,036,515	50,425,275
Financial Assets Pledged as Collateral	85,241,078	935,063,901	—
Investments in Equity Instruments	22,785,410	—	—
Liabilities
Deposits	—	13,494,564,030	—
Liabilities at fair value through profit or loss	116,994,621	—	—
Derivative Financial Instruments	28,935,340	—	—
Repurchase Transactions	—	55,196,186	—
Other Financial Liabilities	—	3,010,456,587	—
Financing Received from the Argentine Central Bank and Other Financial Institutions	—	326,569,454	—
Debt Securities	—	219,201,761	—
Subordinated Debt Securities	—	486,118,312	—
(*)    Recorded in Other Debt Securities.
(**)    Recorded in Debt Securities at fair value through profit or loss.